POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance Liability in the Statements (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Policyholder Account Balance [Line Items]
Policyholders’ account balances	$ 85,825	$ 82,153	$ 79,495	$ 24,431
Embedded derivative adjustments and other	1,108	926
Total	86,933	83,079
Annuities
Policyholder Account Balance [Line Items]
Policyholders’ account balances	83,667	80,046	77,453	22,456
Total	83,667		77,453
Life Insurance
Policyholder Account Balance [Line Items]
Policyholders’ account balances	2,158	$ 2,107	2,042	$ 1,975
Total	$ 2,158		$ 2,042